Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,676.21
Total Transaction Valuation	19,378,783.44
Total Offset Amount	0.00
Net Fee	$ 2,676.21
Offering Table N/A
Offset Table N/A	N/A